IFRS 7 Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
100 basis point increase [member]
Market Risk [Line Items]
Increase in earnings before tax	$ 40	$ 35	$ 48
25 basis point decrease [member]
Market Risk [Line Items]
Decrease in earnings before tax	9	9	12
10% increase in equity market values [member]
Market Risk [Line Items]
Increase in earnings before tax	17	13	22
10% decrease in equity market values [member]
Market Risk [Line Items]
Decrease in earnings before tax	$ 16	$ 13	$ 22
Market risk [member] | Value at risk [member]
Market Risk [Line Items]
Percentage of trading and underwriting portfolios		99.00%
Value at risk holding period		1 day
Market risk [member] | Stressed value at risk [member]
Market Risk [Line Items]
Percentage of trading and underwriting portfolios		99.00%
Value at risk holding period		1 day
Foreign exchange risk [member]
Market Risk [Line Items]
Increase (decrease) adjusted net income before income taxes		$ 33